Annual Total Returns - Fidelity® California AMT Tax-Free Money Market Fund [BarChart] - 02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-08 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Service Class AMT
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.41%
Annual Return 2018	0.99%
Annual Return 2019	0.99%
Annual Return 2020	0.28%